Revenue Recognition - Schedule of Past due but not Impaired Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Neither past due nor impaired [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	$ 83,529	$ 71,545
Up to 30 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	28,295	30,191
31-60 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	9,258	7,065
61-90 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	4,519	3,407
91-120 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	2,371	1,801
Over 121 days [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	14,502	15,818
Total [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Trade receivables gross	142,474	129,826
Unpaid deferred revenues [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Unpaid deferred revenues	(11,435)	(14,375)
Allowance for credit losses [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Allowance for credit losses	(7,906)	(7,066)
Total trade receivables, net [Member]
Schedule of Past due but not Impaired Trade Receivables [Line Items]
Total trade receivables, net	$ 123,133	$ 108,385